Notes to the Balance Sheet - Summary of Deferred Tax Liabilities (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred Tax Liability	€ 6,506,420	€ 22,065,419